Feb. 28, 2020

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020

TO THE PROSPECTUSES DATED FEBRUARY 28, 2020 OF:

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.